ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2016
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of March 31,
	2015	2016
Accounts receivable	$67,705	$88,492
Less: allowance for doubtful accounts	8,055	14,329

Accounts receivable, net	$59,650	$74,163

Movement of allowance for doubtful accounts is as follows:

	As of March 31,
	2014	2015	2016
Balance at beginning of year	$3,272	$4,330	$8,055
Charge to expenses	1,100	3,758	8,509
Write off	(97)	(42)	(1,822)
Exchange difference	55	9	(413)

Balance at end of year	$4,330	$8,055	$14,329

The Group decides to write off a receivable and the corresponding provision when it determines when events indicate that there is remote chance that an account receivable can be collected, such as liquidation of a customer or termination of business cooperation.